Commitments and contingencies - Subsidiaries - Sociedad Minera El Brocal S.A.A (Details)																						12 Months Ended
	Dec. 22, 2023 USD ($)	Dec. 22, 2023 PEN (S/)	Oct. 04, 2023 USD ($)	Oct. 04, 2023 PEN (S/)	Sep. 29, 2023 USD ($) item	Sep. 29, 2023 PEN (S/) item	Sep. 25, 2023 USD ($)	Sep. 25, 2023 PEN (S/)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 PEN (S/)	Mar. 02, 2023 USD ($)	Mar. 02, 2023 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Aug. 31, 2022 USD ($) item	May 21, 2021 USD ($)	May 21, 2021 PEN (S/)	Dec. 30, 2020 USD ($) item	Dec. 30, 2020 PEN (S/) item	Dec. 18, 2020 USD ($)	Dec. 18, 2020 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/) item	Dec. 31, 2023 PEN (S/)	Sep. 29, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Oct. 25, 2022 USD ($)	Oct. 25, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Jan. 07, 2021 USD ($)	Jan. 07, 2021 PEN (S/)	Jan. 05, 2021 USD ($)	Jan. 05, 2021 PEN (S/)	Dec. 30, 2020 PEN (S/)	Jan. 27, 2020 USD ($)	Jan. 27, 2020 PEN (S/)	Jan. 08, 2015 USD ($)	Jan. 08, 2015 PEN (S/)	Jun. 18, 2014 USD ($)	Jun. 18, 2014 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																						$ 10,337,000		$ 11,139,000			S/ 38,381,000		S/ 41,358,000
La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable																																	$ 2,418,000	S/ 8,959,000
El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																						2,188,000		1,062,000			8,333,000		4,044,000
Interest payable																								1,126,000					S/ 4,289,000
Amount disbursed recorded as an account receivable																																					$ 2,120,000	S/ 7,871,000
Rio seco
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable													$ 620,000																	S/ 2,298,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																																							$ 405,588,000	S/ 1,505,948,000
Contingent liability																						2,828,000					10,500,000
SUNAT. | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Amount of fine returned																						809,000	S/ 3,003,000
Accounts receivable																						1,314,000					4,868,000
SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings																$ 1,621,000	S/ 6,018,000			$ 1,621,000	S/ 6,108,000
Amount of fine returned																						124,000	S/ 459,000
Accounts receivable																						269,000					997,000
Development cost																$ 1,450,000	S/ 5,384,000
Year 2011 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid									$ 103,000	S/ 383,000
Year 2011 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Income tax payable																																														$ 2,249,000	S/ 8,333,000
Year 2012 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																																												$ 1,085,000	S/ 4,030,000
Year 2014 [Member]
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings							$ 1,621,000	S/ 6,018,000
Development cost							$ 4,125,000	S/ 1,111,000
Year 2014 [Member] | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																						$ 306,000					S/ 1,136,000
Depreciation of the tailings	$ 705,000	S/ 2,617,000
Year 2014 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned																		2	2
Year 2014 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																		$ 2,936,000																							S/ 10,902,000
Development cost																		$ 4,466,000	S/ 16,582,000
Year 2015 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned																										2
Amount disbursed recorded as an account receivable																																										$ 393,000	S/ 1,456,000
Year 2015 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																			$ 919,000	S/ 3,412,000
Development cost																								3,752,000		S/ 13,930,000
Ifrs Tax Year 2018 [Member] | SUNAT. | La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings													2,091,000	S/ 7,777,000
Development cost													$ 1,276,000	S/ 4,738,000
Year 2020 [Member] | SUNAT. | Rio seco
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																															$ 776,000	S/ 2,882,000
Year 2016 [Member] | SUNAT. | La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid																								$ 1,155,000	S/ 4,288,000
Year 2016 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned															2
Year 2016 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Development cost | $															$ 5,489,000
Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value					$ 7,446,000																							S/ 27,646,000
Amount of Tax Assessment Value Paid			$ 6,079,000	S/ 22,521,000
Number of tailings depreciation rate questioned					2	2
Development cost					$ 8,944,000	S/ 33,209,000
Loss from settlement of financial instrument questioned					$ 9,582,000																							S/ 35,578,000
Year 2022 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Assessment Value Paid											$ 1,359,000	S/ 4,924,000